INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

	December 31,
	2011	2012
Original amounts:

Capitalized software costs	$49,723	$54,599
Customer relationships	15,435	19,405
Backlog and non-compete agreement	1,112	1,112
Acquired technology	2,138	2,138

	68,408	77,254
Accumulated amortization:

Capitalized software costs	37,370	41,191
Customer relationships	3,606	5,756
Backlog and non-compete agreement	31	472
Acquired technology	-	174

	41,007	47,593

Intangible assets, net	$27,401	$29,661

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The estimated future amortization expense of intangible assets as of December 31, 2012 is as follows:

2013	6,947
2014	5,537
2015	4,905
2016	3,899
2017	2,335
2018 and thereafter	6,038

$29,661